Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	[1]	$ 2,495	$ 2,218
Energy Related Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Energy derivative assets		359	522
Energy derivative liabilities		15	42
Level 1 | Energy Related Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Energy derivative assets		0	14
Energy derivative liabilities		0	32
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	[1]	2,495	2,218
Level 2 | Energy Related Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Energy derivative assets		359	503
Energy derivative liabilities		15	10
Level 3 | Energy Related Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Energy derivative assets		0	5
Energy derivative liabilities		$ 0	$ 0

[1]	The carrying value of total debt, excluding capital leases and debt issuance costs, was $3,220 million and $2,280 million as of December 31, 2015 and 2014, respectively.